Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Non-Controlling Interests

As of December 31, 2025 and June 30, 2026, the Group’s non-controlling interests represented as below:

	As of December 31,	As of June 30,
	2025	2026
Name of the subsidiaries of the Group
385 Homer LLC (Note (a))	15%	Not applicable
Shenzhen Jinqida Information Technology Co., Ltd.	15%	15%
Changsha Xingzhisheng Network Technology Co., Ltd.	15%	15%
Nanjing Juyuan Asset Services Co., Ltd.	15%	15%
Chongqing Xinzidao Network Technology Co., Ltd.	15%	15%
Hangzhou Yongsheng Network Technology Co., Ltd.	15%	15%
Shanghai Yiqicheng Real Estate Consulting Co., Ltd.	15%	15%
Chongqing Duoduo Fangyi Information Technology Co., Ltd. (“Duoduo Fangyi”) (Note (b))	20%	Not applicable
Wuxi Fangyun Digital Technology Co., Ltd.	15%	15%
Chengdu Junyi Network Technology Co., Ltd.	15%	15%
Suzhou Tinghaozhu (Note 20)	35%	35%
Wuhan Qianhe Real Estate Management Co., Ltd.	15%	15%
Beijing Tuqiang Yunxia Technology Limited (“Tuqiang”) (Note (b))	22.2%	Not applicable
Shenzhen Jiuzhou Fangyun Digital Live Streaming Industry Technology Co., Ltd.	47%	47%
Guiyang Zhuhaofang Commercial Management Co., Ltd.	49%	49%
Shanghai Weiming Network Technology Co., Ltd.	49%	49%
Kunshan Huating Network Technology Co., Ltd.	49%	49%
Shenzhen Duobao Fisheries Industry Management Co., Ltd.	49%	49%

(a)	385 Homer LLC was incorporated in the United States in December 2024. In April 2026, the Group further acquired the remaining 15% equity interests in 385 Homer LLC and it became a wholly-owned subsidiary of the Group.

(b)	During the six months ended June 30, 2026, the Group fully disposed its equity interests in Duoduo Fangyi and Tuqiang through company deregistration.